Retained Earnings - Additional Information (Details) (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Percentage of statutory surplus reserve	10.00%
Reserve balance exceeding percentage of capital stock	25.00%
Percentage of additional corporate income tax on undistributed earnings	10.00%
Undistributed earnings	$ 10,698,848	$ 10,252,276
Shareholders imputation tax credit	$ 873,827	$ 482,903
Percentage of shareholders imputation tax credit	0.00%	10.50%
Accrued additional percentage of tax on undistributed earnings	10.00%
Undistributed earnings tax percentage	10.00%
Noncurrent portion of tax payable	$ 629,353
Bottom of range [member]
Percentage of cash dividend distribution	50.00%